Share-based Payment - Additional Information (Detail) shares in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) d shares	Oct. 31, 2018 CAD ($)	Oct. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	10 years
Number of business days extended | d	10
Common shares held under employee ownership plan		3,900,000
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	15,000,000	16,000,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares	129.0
Common shares issued as a result of the exercise of options | shares	110.9
Outstanding options	11,400,000
Available for issuance as options | shares	6.7
Common shares held under employee ownership plan	11,509,000	14,140,000	15,555,000
Other reserves for vested stock options recorded in equity	$ 133,000,000	$ 164,000,000
Future unrecognized compensation cost for non-vested stock options	$ 5,000,000	$ 4,000,000
Weighted-average period recognition	2 years 1 month 9 days	2 years 25 days
SARs shares granted	1,549,000	988,000
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 6,000,000	$ 7,000,000
Tandem stock appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	0
Description of stock options granted	Employee stock options granted between December 2, 2005 to November 1, 2009 have Tandem SARs, which provide the employee the choice to either exercise the stock option for shares, or to exercise the Tandem SARs and thereby receive the intrinsic value of the stock option in cash.
Share-based payment liability recognized for vested awards	$ 0	100,000
Intrinsic value of liability recognized for vested SARs	0	$ 200,000
Number of units awarded and outstanding		3,900
Tandem stock appreciation rights [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		$ 600,000
Gain\benefit	$ 100,000
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	805,481	1,073,146
Share-based payment liability recognized for vested awards	$ 10,000,000	$ 14,000,000
Intrinsic value of liability recognized for vested SARs	16,000,000	27,000,000
Compensation expense	2,000,000
Gain\benefit		3,000,000
Net gains (losses) arising from derivatives	$ 5,000,000	$ (8,000,000)
SARs shares granted	70,554	53,056
SARs shares vested	801,116	1,032,495
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards	$ 735,000,000	$ 745,000,000
Compensation expense	269,000,000	188,000,000
Net gains (loss) arising from derivatives	$ 55,000,000	$ (85,000,000)
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	1,024,416	939,290
Number of units vested	792,273	795,783
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	243,537	314,424
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	3,234,439	2,639,165
Number of units vested	2,147,611	1,665,885
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding	7,634,641	7,813,011
Number of share based units vested	6,007,448	6,403,107
Deferred performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	558,100	1,251,576
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 66,000,000	$ 55,000,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 11, 2019
Bottom of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 06, 2028
Top of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	60.00%